Segment reporting (Tables)	12 Months Ended
Dec. 31, 2018
Operating segments [Abstract]
Disclosure of operating segments
The following tables summarize selected financial information by segment for the years ended December 31, 2018, 2017 and 2016:

	Mass-Market Vehicles
2018	NAFTA		LATAM		APAC		EMEA		Maserati		Other activities		Unallocated items & eliminations		FCA
	(€ million)
Revenues		€72,384		€8,152		€2,703		€22,815		€2,663		€2,888		€(1,193)	€110,412
Revenues from transactions with other segments	(31)		(10)		(57)		(101)		(18)		(976)		1,193		—
Revenues from third party customers		€72,353		€8,142		€2,646		€22,714		€2,645		€1,912		€—	€110,412

Net profit from continuing operations															€3,330
Tax expense															€778
Net financial expenses															€1,056
Adjustments:
Charge for U.S. diesel emission matters(1)	€		€		€		€		€		€			€748	€748
Impairment expense and supplier obligations(2)		€16		€8		€11		€307	€		€			€11	€353
China inventory impairment(3)	€		€			€129	€		€		€		€		€129
Costs for recall, net of recovery - airbag inflators(4)		€114	€		€		€		€		€		€		€114
U.S. special bonus payment(5)		€109	€		€		€		€			€2	€		€111
Restructuring costs, net of reversals(6)	€			€(28)		€—		€123		€—		€8		€—	€103
Employee benefits settlement losses(7)		€92	€		€		€		€		€		€		€92
Port of Savona (Italy) fire and flood(8)	€			€—		€—		€2		€11		€30		€—	€43
(Recovery of)/costs for recall - contested with supplier(9)		€(50)	€		€		€		€		€		€		€(50)
NAFTA capacity realignment(10)		€(60)		€—		€—		€—		€—		€—	€		€(60)
Brazil indirect tax - reversal of liability/recognition of credits(11)	€			€(54)	€		€		€			€(18)	€		€(72)
Other		€1		€—		€—		€30		€—		€12		€20	€63
Adjusted EBIT		€6,230		€359		€(296)		€406		€151		€(40)		€(72)	€6,738

Share of profit of equity method investees	€		€			€(67)		€284	€			€22		€1	€240
________________________________________________________________________________________________________________________________________________
(1) A provision of €748 million was recognized for costs related to final settlements reached on civil, environmental and consumer claims related to U.S. diesel emissions matters. Refer to Note 25, Guarantees granted, commitments and contingent liabilities;
(2) Impairment expense of €297 million and supplier obligations of €56 million, primarily in EMEA, resulting from changes in product plans in connection with the 2018-2022 business plan;
(3) Impairment of inventory in connection with acceleration of new emissions standards in China and slower than expected sales. Refer to Note 14, Inventories;
(4) Accrual in relation to costs for recall campaigns related to Takata airbag inflators, net of recovery;
(5) Special bonus payment of $2,000 to approximately 60,000 employees in NAFTA as a result of the U.S. Tax Cuts and Jobs Act;
(6) Restructuring costs primarily consisting of €123 million in EMEA, partially offset by the reversal of €28 million of previously recorded restructuring costs in LATAM;
(7) Charges arising on settlement of a portion of a supplemental retirement plan and an annuity buyout in NAFTA. Refer to Note 19, Employee benefits liabilities;
(8) Costs in relation to the Port of Savona (Italy) flood and fire;
(9) Recovery of amounts accrued in 2016 in relation to costs for recall contested with a supplier;
(10) Reduction of costs in relation to the NAFTA capacity realignment which were accrued in 2015;
(11) Credits recognized related to indirect taxes in Brazil.

	Mass-Market Vehicles
2017	NAFTA		LATAM		APAC		EMEA		Maserati		Other activities		Unallocated items & eliminations		FCA
	(€ million)
Revenues		€66,094		€8,004		€3,250		€22,700		€4,058		€3,248		€(1,624)	€105,730
Revenues from transactions with other segments	(47)		(10)		(32)		(116)		(21)		(1,398)		1,624		—
Revenues from third party customers		€66,047		€7,994		€3,218		€22,584		€4,037		€1,850		€—	€105,730

Net profit from continuing operations															€3,291
Tax expense															€2,588
Net financial expenses															€1,345
Adjustments:
Reversal of a Brazilian indirect tax liability(1)	€		€		€		€		€		€		€		€(895)
Impairment expense(2)	€			€77	€			€142	€		€		€		€219
Recall campaigns - airbag inflators(3)		€29		€73	€		€		€		€		€		€102
Restructuring costs/(reversal)(4)		€(1)		€75	€		€		€			€11		€1	€86
Deconsolidation of Venezuela(5)	€			€42	€		€		€		€		€		€42
NAFTA capacity realignment(6)		€(38)	€		€		€		€		€		€		€(38)
Tianjin (China) port explosion, net of insurance recoveries(7)	€		€			€(68)	€		€		€		€		€(68)
Gain on disposal of investments(8)	€		€		€		€		€			€(27)		€(49)	€(76)
Other		€(1)	€			€1	€		€			€12		€1	€13
Adjusted EBIT		€5,227		€151		€172		€735		€560		€(98)		€(138)	€6,609

Share of profit of equity method investees		€—		€—		€75		€306		€—		€18		€1	€400
________________________________________________________________________________________________________________________________________________
(1) As this liability related to the Group’s Brazilian operations in multiple segments, it was not attributed to the results of the related segments;
(2) Impairment expense in EMEA relates to changes in global product portfolio. Impairment expense in LATAM relates to product portfolio changes and the impairment of certain real estate assets in Venezuela, in the second quarter of 2017 due to the continued deterioration of the economic conditions;
(3) Refer to Note 20, Provisions and Note 25, Guarantees granted, commitments and contingent liabilities;
(4) Primarily related to workforce restructuring costs related to LATAM;
(5) Refer to Note 3, Scope of consolidation;
(6) Income related to adjustments to reserves for the NAFTA capacity realignment plan;
(7) Insurance recoveries related to losses incurred in connection with the explosions at the Port of Tianjin (China) in August 2015 are excluded from Adjusted EBIT to the extent the insured loss to which the recovery relates was excluded from Adjusted EBIT.  Insurance recoveries are included in Adjusted EBIT to the extent they relate to costs, increased incentives or business interruption losses that were included in Adjusted EBIT;
(8) Refer to Note 3, Scope of consolidation.

	Mass-Market Vehicles
2016	NAFTA		LATAM		APAC		EMEA		Maserati		Other activities		Unallocated items & eliminations		FCA
	(€ million)
Revenues		€69,094		€6,197		€3,662		€21,860		€3,479		€3,116		€(1,610)	€105,798
Revenues from transactions with other segments	(40)		(39)		(24)		(127)		(9)		(1,371)		1,610		—
Revenues from third party customers		€69,054		€6,158		€3,638		€21,733		€3,470		€1,745		€—	€105,798

Net profit from continuing operations															€1,713
Tax expense															€1,237
Net financial expenses															€1,858
Adjustments:
Recall campaigns - airbag inflators(1)		€414	€		€		€		€		€		€		€414
Costs for recall, net of supplier recoveries - contested with supplier(2)		€132	€		€		€		€		€		€		€132
NAFTA capacity realignment(3)		€156	€		€		€		€		€		€		€156
Tianjin (China) port explosions, net of insurance recoveries(4)	€		€			€(55)	€		€		€		€		€(55)
Currency devaluation	€			€19	€		€		€		€		€		€19
Restructuring costs/(reversal)(5)		€(10)		€68	€			€5	€			€5	€		€68
Impairment expense(6)	€			€52		€109		€7	€			€9	€		€177
Gains on disposal of investments	€		€		€		€		€			€(13)	€		€(13)
Other		€(25)		€3		€(10)	€		€			€(1)		€7	€(26)
Adjusted EBIT		€5,133		€5		€105		€540		€339		€(175)		€(267)	€5,680

Share of profit of equity method investees		€2		€—		€30		€272		€—		€3		€1	€308
________________________________________________________________________________________________________________________________________________
(1) Refer to Note 20, Provisions and Note 25, Guarantees granted, commitments and contingent liabilities.;
(2) Refer to Note 20, Provisions.;
(3) Refer to Note 5, Research and development costs and Note 11, Property plant and equipment;
(4) Insurance recoveries related to losses incurred in connection with the explosions at the Port of Tianjin (China) in August 2015 are excluded from Adjusted EBIT to the extent the insured loss to which the recovery relates was excluded from Adjusted EBIT.  Insurance recoveries are included in Adjusted EBIT to the extent they relate to costs, increased incentives or business interruption losses that were included in Adjusted EBIT.  Through December 31, 2016, no significant insurance recoveries related to Tianjin have been recognized in Adjusted EBIT;
(5) Restructuring costs within LATAM and Components primarily relate to cost reduction initiatives to right-size to market volume in Brazil;
(6) Refer to Note 5, Research and development costs. and Note 11, Property plant and equipment.

Disclosure of geographical areas
Net revenues by geographical area were as follows:

	Years ended December 31,
	2018	2017	2016
	(€ million)
Net revenues in:
North America	€73,405	€67,500	€70,199
Italy	8,815	8,407	8,137
Brazil	6,452	5,982	4,584
France	3,204	3,121	2,811
Germany	2,755	2,804	2,825
China	1,974	3,562	3,942
Spain	1,397	1,306	1,173
Argentina	1,384	1,791	1,380
United Kingdom	1,136	1,267	1,513
Turkey	896	1,244	1,488
Japan	718	735	624
Australia	418	496	472
Other countries	7,858	7,515	6,650
Total Net revenues	€110,412	€105,730	€105,798
The following table summarizes the non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets) attributed to certain geographic areas:

	At December 31
	2018	2017
	(€ million)
North America	€35,493	€34,099
Italy	11,478	12,458
Brazil	4,125	5,137
Poland	937	1,151
Serbia	571	639
Other countries	1,456	2,536
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	€54,060	€56,020